Other disclosures - Valuation techniques for financial assets and liabilities (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Amount of CVA	€ 299
Change in CVA (as a percent)	14.80%
Amount of DVA	€ 364
Change in DVA (as a percent)	0.00%
Level 3
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss	€ 178	€ 19